Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue By Timing
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 22.

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2019:
Revenue recognized at a point in time	1,187,306	793,832	290,702	582,156	(93,180)	2,760,816
Revenue recognized over time	515,289	13,582	147,823	155,789	—	832,483
Total	1,702,595	807,414	438,525	737,945	(93,180)	3,593,299

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Revenue recognized at a point in time	1,286,100	957,518	305,457	635,906	(106,318)	3,078,663
Revenue recognized over time	521,201	12,917	132,121	207,035	—	873,274
Total	1,807,301	970,435	437,578	842,941	(106,318)	3,951,937